Note 7 - Loans Receivable, Net and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Financing Receivables [Text Block]
Note
7
- Loans Receivable, Net and Allowance for Loan Losses

The composition of net loans receivable is as follows (in thousands):

	December 31 , 20 18	December 31, 20 1 7
Real estate loans:
One-to-four family residential:
Owner occupied	$6,603	$5,681
Non-owner occupied	47,361	51,833
Total one-to-four family residential	53,964	57,514
Multi-family (five or more) residential	23,967	21,715
Commercial real estate	103,819	92,234
Construction	9,998	15,632
Home equity	4,347	5,129
Total real estate loans	196,095	192,224

Commercial business	23,616	11,954
Other consumer	19	138
Total Loans	219,730	204,316

Deferred loan fees and costs	(867)	(837)
Allowance for loan losses	(1,965)	(1,812)
Net Loans	$216,898	$201,667

The following tables present the classes of the loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Company’s internal risk rating system as of
December 31, 2018
and
2017
(in thousands):

	December 31, 201 8
	Pass	Special Mention	Substandard	Doubtful	Total
One-to-four family residential owner occupied	$6,421	$--	$182	$--	$6,603
One-to-four family residential non-owner occupied	46,534	--	827	--	47,361
Multi-family residential	23,967	--	--	--	23,967
Commercial real estate	101,821	--	1,998	--	103,819
Construction	9,998	--	--	--	9,998
Home equity	4,347	--	--	--	4,347
Commercial business	23,149	--	467	--	23,616
Other consumer	19	--	--	--	19
Total	$216,256	$--	$3,374	$--	$219,730

	December 31, 20 1 7
	Pass	Special Mention	Substandard	Doubtful	Total
One-to-four family residential owner occupied	$5,258	$423	$--	$--	$5,681
One-to-four family residential non-owner occupied	51,372	29	432	--	51,833
Multi-family residential	21,715	--	--	--	21,715
Commercial real estate	91,549	399	286	--	92,234
Construction	13,563	--	2,069	--	15,632
Home equity	5,129	--	--	--	5,129
Commercial business	11,419	535	--	--	11,954
Other consumer	138	--	--	--	138
Total	$200,143	$1,386	$2,787	$--	$204,316

The following table presents impaired loans by class, segregated by those for which a specific allowance was required and those for which a specific allowance was not
necessary as of
December 31, 2018
as well as the average recorded investment and related interest income for the year then ended (in thousands):

	December 31 , 20 1 8
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
One-to-four family residential owner occupied	$182	$185	$--	$417	$23
One-to-four family residential non-owner occupied	265	265	--	324	17
Multi-family residential	--	--	--	--	--
Commercial real estate	--	--	--	--	--
Construction	--	--	--	2,050	37
Home equity	--	--	--	44	2
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--

With an allowance recorded:
One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	68	68	50	162	4
Multi-family residential	--	--	--	--	--
Commercial real estate	133	133	5	133	10
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--

Total:
One-to-four family residential owner occupied	$182	185	$--	$417	$23
One-to-four family residential non-owner occupied	333	333	50	486	21
Multi-family residential	--	--	--	--	--
Commercial real estate	133	133	5	133	10
Construction	--	--	--	2,050	37
Home equity	--	--	--	44	2
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--
Total	$648	$651	$55	$3,130	$93

The following table presents impaired loans by class, segregated by those for which a specific allowance was required and those for which a specific allowance was not
necessary as of
December 31, 2017
as well as the average recorded investment and related interest income for the year then ended (in thousands):

	December 31, 20 1 7
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	442	442	--	937	24
Multi-family residential	--	--	--	--	--
Commercial real estate	--	--	--	398	38
Construction	2,069	2,069	--	2,064	58
Home equity	45	45	--	47	5
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--

With an allowance recorded:
One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	214	214	70	214	5
Multi-family residential	--	--	--	--	--
Commercial real estate	133	133	1	395	9
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--

Total:
One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	656	656	70	1,151	29
Multi-family residential	--	--	--	--	--
Commercial real estate	133	133	1	793	47
Construction	2,069	2,069	--	2,064	58
Home equity	45	45	--	47	5
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--
Total	$2,903	$2,903	$71	$4,055	$139

The loan portfolio also includes certain loans that have been modified in a troubled debt restructuring, where economic concessions have been granted to borrowers who have experienced or are expected to experience financial difficulties. These concessions typically result from loss mitigation activities and could include reductions in the interest rate, payment extensions, forbearance, or other actions. At
December 31, 2018,
the Company had
two
loans totaling
$398,000
that were identified as troubled debt restructurings. Both of these loans were performing in accordance with their modified terms. During the year ended
December 31, 2018,
no
new loans were identified as TDRs and
six
loans previously identified as TDRs were paid off. At
December 31, 2017,
the Company had
eight
loans totaling
$714,000
that were identified as troubled debt restructurings. All
eight
of these loans were performing in accordance with their modified terms. If a TDR is placed on non-accrual it is not
reverted back to accruing status until the borrower makes timely payments as contracted for at least six
months and future collection under the revised terms is probable.

The following tables present the Company’s TDR loans as of
December 31, 2018
and
2017
(dollar amounts in thousands):

December 31, 201 8
	Number of Contracts	Recorded Investment	Non- Accrual	Accruing	Related Allowance
One-to-four family residential owner occupied	--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	1	265	--	265	--
Multi-family residential	--	--	--	--	--
Commercial real estate	1	133	--	133	5
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--
Total	2	$398	$--	$398	$5

	December 31, 20 17
	Number of Contracts	Recorded Investment	Non- Accrual	Accruing	Related Allowance
One-to-four family residential owner occupied	--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	5	536	--	536	25
Multi-family residential	--	--	--	--	--
Commercial real estate	1	133	--	133	1
Construction	--	--	--	--	--
Home equity	2	45	--	45	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--
Total	8	$714	$--	$714	$26

The contractual aging of the TDRs in the tables above as of
December 31, 2018
and
2017
is as follows (in thousands):

December 31 , 201 8
	Accruing Past Due Less than 30 Days	Past Due 30-89 Days	Greater than 90 Days	Non- Accrual	Total

One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	265	--	--	--	265
Multi-family residential	--	--	--	--	--
Commercial real estate	133	--	--	--	133
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--
Total	$398	$--	$--	$--	$398

	December 31, 201 7
	Accruing Past Due Less than 30 Days	Past Due 30-89 Days	Greater than 90 Days	Non- Accrual	Total
One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	536	--	--	--	536
Multi-family residential	--	--	--	--	--
Commercial real estate	133	--	--	--	133
Construction	--	--	--	--	--
Home equity	45	--	--	--	45
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--
Total	$714	$--	$--	$--	$714

Any reserve for an impaired TDR loan is based upon the present value of the future expected cash flows discounted at the loan’s original effective rate or upon the fair value of the collateral less costs to sell, if the loan is deemed collateral dependent. At
December 31, 2018
there were
no
commitments to lend additional funds to debtors whose loan terms have been modified as TDRs.

The general practice of the Bank is to work with borrowers so that they are able to pay back their loan in full. If a borrower continues to be delinquent or cannot meet the terms of a TDR modification and the loan is determined to be uncollectible, the loan will be charged off.

Following is a summary, by loan portfolio class, of changes in the allowance for loan losses for the year ended
December 31, 2018
and recorded investment in loans receivable based on impairment evaluation as of
December 31, 2018 (
in thousands):

	December 31 , 201 8
	1-4 Family Residential Owner Occupied	1-4 Family Residential Non- Owner Occupied	Multi- Family Residential	Commercial Real Estate	Construction	Home Equity	Commercial Business and Other Consumer	Unallocated	Total
Allowance for loan losses:
Beginning balance	$48	$540	$152	$687	$136	$27	$140	$82	$1,812
Charge-offs	--	(47)	--	--	(215)	--	--	--	(262)
Recoveries	--	--	--	--	--	--	--	--	--
Provision	3	(58)	4	152	254	(6)	107	(41)	415
Ending balance	$51	$435	$156	$839	$175	$21	$247	$41	$1,965
Ending balance evaluated for impairment:
Individually	$--	$50	$--	$5	$--	$--	$--	$--	$55
Collectively	$51	$385	$156	$834	$175	$21	$247	$41	$1,910

Loans receivable:

Ending balance	$6,603	$47,361	$23,967	$103,819	$9,998	$4,347	$23,635		$219,730
Ending balance evaluated for impairment:
Individually	$182	$333	$--	$133	$--	$--	$--		$648
Collectively	$6,421	$47,028	$23,967	$103,686	$9,998	$4,347	$23,635		$219,082

The Bank allocated increased allowance for loan loss provisions to the construction loan portfolio class for the year ended
December 31, 2018,
due primarily to charge-offs in this portfolio class. The Bank allocated increased allowance for loan loss provisions to the commercial real estate portfolio class for the year ended
December 31, 2018,
due primarily to increased balances and delinquencies in this portfolio class. The Bank allocated increased allowance for loan loss provisions to the commercial business portfolio class for the year ended
December 31, 2018,
due primarily to increased balances in this portfolio class. The Bank allocated decreased allowance for loan loss provisions to the
1
-
4
family non-owner occupied loan portfolio class for the year ended
December 31, 2018,
due primarily to a decrease in balances and changes in qualitative factors in this portfolio class.

Following is a summary, by loan portfolio class, of changes in the allowance for loan losses for the year ended
December 31, 2017
and recorded investment in loans receivable based on impairment evaluation as of
December 31, 2017 (
in thousands):

	December 31, 201 7
	1-4 Family Residential Owner Occupied	1-4 Family Residential Non- Owner Occupied	Multi- Family Residential	Commercial Real Estate	Construction	Home Equity	Commercial Business and Other Consumer	Unallocated	Total
Allowance for loan losses:
Beginning balance	$41	$503	$103	$616	$138	$37	$87	$80	$1,605
Charge-offs	--	(56)	--	(24)	--	--	--	--	(80)
Recoveries	--	--	--	3	--	--	--	--	3
Provision	7	93	49	92	(2)	(10)	53	2	284
Ending balance	$48	$540	$152	$687	$136	$27	$140	$82	$1,812
Ending balance evaluated for impairment:
Individually	$--	$70	$--	$1	$--	$--	$--	$--	$71
Collectively	$48	$470	$152	$686	$136	$27	$140	$82	$1,741

Loans receivable:

Ending balance	$5,681	$51,833	$21,715	$92,234	$15,632	$5,129	$12,092		$204,316
Ending balance evaluated for impairment:
Individually	$--	$656	$--	$133	$2,069	$45	$--		$2,903
Collectively	$5,681	$51,177	$21,715	$92,101	$13,563	$5,084	$12,092		$201,413

The Bank allocated increased allowance for loan loss provisions to the commercial real estate, commercial business, and multi-family portfolio classes for the year ended
December 31, 2017,
due primarily to increased balances in these portfolio classes. The Bank allocated increased allowance for loan loss provisions to the
1
-
4
family residential non-owner occupied portfolio class for the year ended
December 31, 2017,
due primarily to increased specific reserves in this portfolio class.

The following table presents non-accrual loans by classes of the loan portfolio as of
December 31, 2018
and
2017
(in thousands):

	December 31, 201 8	December 31, 201 7
One-to-four family residential owner occupied	$182	$--
One-to-four family residential non-owner occupied	68	120
Multi-family residential	--	--
Commercial real estate	--	--
Construction	--	2,069
Home equity	--	--
Commercial business	--	--
Other consumer	--	--
Total	$250	$2,189

Non-performing loans, which consist of non-accruing loans plus accruing loans
90
days or more past due, amounted to
$1.2
million and
$3.1
million at
December 31, 2018
and
2017,
respectively. For the delinquent loans in our portfolio, we have considered our ability to collect the past due interest, as well as the principal balance of the loan, in order to determine whether specific loans should be placed on non-accrual status. In cases where our evaluations have determined that the principal and interest balances are collectible, we have continued to accrue interest.

For the years ended
December 31, 2018
and
2017
there was
no
interest income recognized on non-accrual loans on a cash basis. Interest income foregone on non-accrual loans was approximately
$16,000
and
$119,000
for the years ended
December 31, 2018
and
2017,
respectively.

The performance and credit quality of the loan portfolio are also monitored by analyzing the age of the loans receivable as determined by the length of time a recorded payment is past due. The following tables present the classes of the loan portfolio summarized by the past due status as of
December 31, 2018
and
2017
(in thousands):

	December 31 , 201 8
	30- 89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable	Loans Receivable > 90 Days and Accruing

One-to-four family residential owner occupied	$1,096	$182	$1,278	$5,325	$6,603	$--
One-to-four family residential non-owner occupied	1,259	68	1,327	46,034	47,361	--
Multi-family residential	371	--	371	23,596	23,967	--
Commercial real estate	2,070	548	2,618	101,201	103,819	548
Construction	2,231	--	2,231	7,767	9,998	--
Home equity	31	--	31	4,316	4,347	--
Commercial business	3	380	383	23,233	23,616	380
Other consumer	--	--	--	19	19	--
Total	$7,061	$1,178	$8,239	$211,491	$219,730	$928

	December 31, 2017
	30-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable	Loans Receivable 90 Days or More Past Due and Accruing

One-to-four family residential owner occupied	$670	$423	$1,093	$4,588	$5,681	$423
One-to-four family residential non-owner occupied	969	337	1,306	50,527	51,833	217
Multi-family residential	313	-	313	21,402	21,715	-
Commercial real estate	505	241	746	91,488	92,234	241
Construction	407	2,069	2,476	13,156	15,632	-
Home equity	51	-	51	5,078	5,129	-
Commercial business	-	-	-	11,954	11,954	-
Other consumer	-	-	-	138	138	-
Total	$2,915	$3,070	$5,985	$198,331	$204,316	$881